Quarterly Holdings Report

for

Fidelity® Dividend ETF For Rising Rates

October 31, 2019

T19-QTLY-1219

1.9880053.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%

	Shares	Value
COMMUNICATION SERVICES – 8.9%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	124,923	$4,808,286
CenturyLink, Inc. (a)	77,716	1,005,645
Verizon Communications, Inc.	70,197	4,244,813

		10,058,744

Entertainment – 2.3%
Activision Blizzard, Inc.	30,910	1,731,887
Cinemark Holdings, Inc.	25,962	950,209
The Walt Disney Co.	27,719	3,601,253
Viacom, Inc. Class B	38,822	837,002
World Wrestling Entertainment, Inc. Class A (a)	12,785	716,472

		7,836,823

Media – 3.5%
Cable One, Inc.	1,203	1,594,420
CBS Corp. Class B	24,602	886,656
Comcast Corp. Class A	84,533	3,788,769
Nexstar Media Group, Inc. Class A	12,648	1,230,524
Omnicom Group, Inc.	15,754	1,216,051
Sirius XM Holdings, Inc. (a)	189,027	1,270,262
The Interpublic Group of Cos., Inc.	49,123	1,068,425
The New York Times Co. Class A	40,970	1,265,973

		12,321,080

Wireless Telecommunication Services – 0.2%
Telephone & Data Systems, Inc.	28,991	756,375

TOTAL COMMUNICATION SERVICES		30,973,022

CONSUMER DISCRETIONARY – 10.3%
Automobiles – 1.2%
Ford Motor Co.	231,722	1,990,492
General Motors Co.	57,674	2,143,166

		4,133,658

Hotels, Restaurants & Leisure – 2.6%
Las Vegas Sands Corp.	32,170	1,989,393
McDonald’s Corp.	18,668	3,671,995
Starbucks Corp.	39,164	3,311,708

		8,973,096

Household Durables – 0.4%
Persimmon PLC	51,528	1,519,825

Multiline Retail – 1.2%
Macy’s, Inc. (a)	64,989	985,233
Target Corp.	28,582	3,055,702

		4,040,935

Specialty Retail – 3.5%
L Brands, Inc.	60,613	1,032,845
Lowe’s Cos., Inc.	26,806	2,991,818
The Home Depot, Inc.	22,943	5,381,969
The TJX Cos., Inc.	47,860	2,759,129

		12,165,761

	Shares	Value
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	35,612	$3,189,054
Pandora A/S	37,216	1,830,022

		5,019,076

TOTAL CONSUMER DISCRETIONARY		35,852,351

CONSUMER STAPLES – 6.4%
Beverages – 1.4%
The Coca-Cola Co.	87,193	4,745,915

Food Products – 0.5%
The Kraft Heinz Co.	46,950	1,517,893

Household Products – 1.8%
The Procter & Gamble Co.	50,794	6,324,361

Tobacco – 2.7%
Altria Group, Inc.	61,703	2,763,678
British American Tobacco PLC	53,415	1,869,544
Imperial Brands PLC	56,840	1,246,075
Philip Morris International, Inc.	44,031	3,585,885

		9,465,182

TOTAL CONSUMER STAPLES		22,053,351

ENERGY – 4.2%
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	46,471	1,519,137

Oil, Gas & Consumable Fuels – 3.8%
Chevron Corp.	35,211	4,089,406
Exxon Mobil Corp.	70,684	4,776,118
Kinder Morgan, Inc.	94,957	1,897,241
Occidental Petroleum Corp.	28,735	1,163,767
Targa Resources Corp. (a)	32,782	1,274,564

		13,201,096

TOTAL ENERGY		14,720,233

FINANCIALS – 13.2%
Banks – 6.0%
Bank of America Corp.	210,211	6,573,298
JPMorgan Chase & Co.	68,056	8,501,556
Wells Fargo & Co.	108,853	5,620,080

		20,694,934

Capital Markets – 0.7%
Invesco Ltd.	154,562	2,599,733

Insurance – 1.8%
Old Republic International Corp.	138,744	3,099,541
Prudential Financial, Inc.	34,727	3,165,019

		6,264,560

Mortgage Real Estate Investment Trusts (REITs) – 4.7%
AGNC Investment Corp.	158,612	2,704,334
Annaly Capital Management, Inc.	278,162	2,497,895
Chimera Investment Corp.	145,517	2,948,174
MFA Financial, Inc.	377,314	2,863,813

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Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Mortgage Real Estate Investment Trusts (REITs) – continued
New Residential Investment Corp.	164,896	$2,611,953
Two Harbors Investment Corp.	189,802	2,632,554

		16,258,723

TOTAL FINANCIALS		45,817,950

HEALTH CARE – 13.9%
Biotechnology – 4.7%
AbbVie, Inc.	68,404	5,441,538
Amgen, Inc.	29,250	6,237,562
Gilead Sciences, Inc.	73,032	4,652,869

		16,331,969

Health Care Providers & Services – 1.2%
Cardinal Health, Inc.	83,318	4,120,075

Pharmaceuticals – 8.0%
Bristol-Myers Squibb Co. (a)	101,023	5,795,689
Johnson & Johnson	63,546	8,390,614
Merck & Co., Inc.	86,063	7,458,220
Pfizer, Inc.	166,221	6,377,900

		28,022,423

TOTAL HEALTH CARE		48,474,467

INDUSTRIALS – 9.7%
Aerospace & Defense – 2.3%
Lockheed Martin Corp.	6,177	2,326,752
The Boeing Co.	8,928	3,034,717
United Technologies Corp.	17,712	2,543,089

		7,904,558

Air Freight & Logistics – 0.8%
Royal Mail PLC	252,178	691,210
United Parcel Service, Inc. Class B	17,140	1,974,014

		2,665,224

Airlines – 0.4%
Delta Air Lines, Inc.	25,773	1,419,577

Building Products – 0.5%
Johnson Controls International PLC	37,888	1,641,687

Electrical Equipment – 0.8%
Eaton Corp. PLC	17,072	1,487,142
Emerson Electric Co.	21,405	1,501,561

		2,988,703

Industrial Conglomerates – 1.8%
3M Co.	11,736	1,936,323
Honeywell International, Inc.	15,466	2,671,442
Jardine Matheson Holdings Ltd.	13,519	772,205
Jardine Strategic Holdings Ltd.	23,207	750,282

		6,130,252

Machinery – 1.4%
Caterpillar, Inc.	14,067	1,938,433
Illinois Tool Works, Inc.	10,291	1,734,857

	Shares	Value
PACCAR, Inc.	17,923	$1,363,223

		5,036,513

Professional Services – 0.3%
Randstad N.V.	18,415	1,019,518

Road & Rail – 1.1%
Norfolk Southern Corp.	8,713	1,585,766
Union Pacific Corp.	14,832	2,454,103

		4,039,869

Transportation Infrastructure – 0.3%
Macquarie Infrastructure Corp.	21,514	928,114

TOTAL INDUSTRIALS		33,774,015

INFORMATION TECHNOLOGY – 23.4%
Communications Equipment – 1.5%
Cisco Systems, Inc.	108,410	5,150,559

IT Services – 1.2%
International Business Machines Corp.	29,685	3,969,775

Semiconductors & Semiconductor Equipment – 6.9%
Applied Materials, Inc.	75,238	4,082,414
Broadcom, Inc.	14,353	4,203,276
Intel Corp.	109,421	6,185,569
QUALCOMM, Inc.	64,852	5,216,695
Texas Instruments, Inc.	36,472	4,303,331

		23,991,285

Software – 5.4%
Micro Focus International PLC	107,176	1,471,603
Microsoft Corp.	120,533	17,280,816

		18,752,419

Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.	71,359	17,751,265
Hewlett Packard Enterprise Co.	175,463	2,879,348
HP, Inc.	131,392	2,282,279
Seagate Technology PLC	58,785	3,411,293
Western Digital Corp.	58,267	3,009,491

		29,333,676

TOTAL INFORMATION TECHNOLOGY		81,197,714

MATERIALS – 2.7%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	6,663	1,420,951
Corteva, Inc.	13,577	358,161
Dow, Inc.	13,577	685,503
DuPont de Nemours, Inc.	13,577	894,860
Linde PLC	10,857	2,153,486
LyondellBasell Industries N.V. Class A	11,335	1,016,750

		6,529,711

Containers & Packaging – 0.4%
International Paper Co.	18,626	813,584
Westrock Co.	18,961	708,572

		1,522,156

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MATERIALS – continued
Metals & Mining – 0.4%
Alumina Ltd.	363,834	$569,336
Nucor Corp.	14,429	777,002

		1,346,338

TOTAL MATERIALS		9,398,205

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Tower Corp.	8,787	1,916,269
Crown Castle International Corp.	10,017	1,390,259
Iron Mountain, Inc.	18,730	614,344
Kimco Realty Corp.	38,446	828,896
Park Hotels & Resorts, Inc.	21,253	494,132
Public Storage	4,532	1,010,001
RLJ Lodging Trust	32,555	534,227
Sabra Health Care REIT, Inc.	29,653	729,464
Senior Housing Properties Trust	43,878	435,489
Service Properties Trust	23,187	586,631
Simon Property Group, Inc.	6,973	1,050,692
Uniti Group, Inc.	30,529	211,261
Welltower, Inc.	11,982	1,086,648
Weyerhaeuser Co.	30,862	901,479

		11,789,792

Real Estate Management & Development – 0.1%
Hongkong Land Holdings Ltd.	78,951	434,231

TOTAL REAL ESTATE		12,224,023

UTILITIES – 3.4%
Electric Utilities – 2.9%
Duke Energy Corp.	17,701	1,668,496
Edison International	17,577	1,105,593
Exelon Corp.	28,225	1,283,955
NextEra Energy, Inc.	10,292	2,452,995

	Shares	Value
PPL Corp.	33,571	$1,124,293
SSE PLC	49,940	830,294
The Southern Co.	28,754	1,801,726

		10,267,352

Multi-Utilities – 0.5%
Dominion Energy, Inc.	20,530	1,694,752

TOTAL UTILITIES		11,962,104

TOTAL COMMON STOCKS (Cost $328,152,736)		346,447,435

Money Market Funds – 3.3%

Fidelity Cash Central Fund, 1.83% (b)	565,220	565,332
Fidelity Securities Lending Cash Central Fund, 1.84% (b)(c)	11,130,932	10,885,574

TOTAL MONEY MARKET FUNDS (Cost $11,450,955)		11,450,906

TOTAL INVESTMENT IN SECURITIES – 102.9% (Cost $339,603,691)		357,898,341

NET OTHER ASSETS (LIABILITIES) (d) – (2.9%)		(10,102,071)

NET ASSETS – 100.0%		$347,796,270

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Includes $50,400 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	8	December 2019	$1,214,320	$27,866	$27,866

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,535

Fidelity Securities Lending Cash Central Fund	2,862

Total	$4,397

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Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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